SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of estimated useful life of property and equipment (Detail)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Property plant and equipment useful life	Lesser of useful life or lease term
Minimum [Member] | Building [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Property plant and equipment useful life	35 years
Minimum [Member] | Furniture Fixtures And Office Equipment [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Property plant and equipment useful life	2 years
Minimum [Member] | Production Equipment [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Property plant and equipment useful life	3 years
Minimum [Member] | Computer hardware and software [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Property plant and equipment useful life	2 years
Maximum [Member] | Building [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Property plant and equipment useful life	40 years
Maximum [Member] | Furniture Fixtures And Office Equipment [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Property plant and equipment useful life	28 years 6 months
Maximum [Member] | Production Equipment [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Property plant and equipment useful life	5 years
Maximum [Member] | Computer hardware and software [Member]
Estimated Useful Lives Of Long Lived Assets [Line Items]
Property plant and equipment useful life	5 years